Description of Business - Schedule of Company's Wholly-Owned Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Wisdom Navigation Limited (“Wisdom Navigation”) [Member] | USD [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	BVI		BVI
Date of incorporation/establishment	Nov. 15, 2018		Nov. 15, 2018
Issued and paid up capital	$ 100		$ 100
Registered capital	$ 50,000		$ 50,000
Percentage of ownership/voting power	100.00%		100.00%		100.00%
Percentage of profit sharing	100.00%		100.00%
Principal activities	Investment holding		Investment holding
East Asia Enterprise Limited [Member] | HK [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	Hong Kong		Hong Kong
Date of incorporation/establishment	Oct. 08, 2012		Oct. 08, 2012
Issued and paid up capital	$ 10,000		$ 10,000
Registered capital	$ 10,000		$ 10,000
Percentage of ownership/voting power	100.00%		100.00%		100.00%
Percentage of profit sharing	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Fujian Min Dong Hong Tea Industrial Technical Company Limited [Member] | HK [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	PRC	[1]	PRC	[2]
Date of incorporation/establishment	May 24, 2013	[1]	May 24, 2013	[2]
Issued and paid up capital	$ 29,670,000	[1]	$ 29,670,000	[2]
Registered capital	$ 35,000,000	[1]	$ 35,000,000	[2]
Percentage of ownership/voting power	100.00%	[1]	100.00%	[1],[2]	100.00%	[2]
Percentage of profit sharing	100.00%	[1]	100.00%	[2]
Principal activities	Sales of refined teas	[1]	Sales of refined teas	[2]
Fujian Qing Jing Agricultural Development Company Limited [Member] | RMB [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	PRC	[1]	PRC	[2]
Date of incorporation/establishment	May 26, 2008	[1]	May 26, 2008	[2]
Issued and paid up capital	$ 3,060,000	[1]	$ 3,060,000	[2]
Registered capital	$ 3,060,000	[1]	$ 3,060,000	[2]
Percentage of ownership/voting power	100.00%	[1]	100.00%	[1],[2]	100.00%	[2]
Percentage of profit sharing	100.00%	[1]	100.00%	[2]
Principal activities	Processing of tea leaves and wholesale primarily-processed teas	[1]	Processing of tea leaves and wholesale primarily- processed teas	[2]

[1]	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.
[2]	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.